Quantitative Managed Futures Strategy Fund
RISK/RETURN
INVESTMENT OBJECTIVES:
The Fund seeks absolute returns regardless of equity market performance with less volatility than equity markets.
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quantitative Managed Futures Strategy Fund	Quantitative Managed Futures Strategy Fund Class A shares	Quantitative Managed Futures Strategy Fund Class C shares	Quantitative Managed Futures Strategy Fund Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quantitative Managed Futures Strategy Fund		Quantitative Managed Futures Strategy Fund Class A shares	Quantitative Managed Futures Strategy Fund Class C shares	Quantitative Managed Futures Strategy Fund Class I shares
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses		2.31%	3.06%	2.06%
Fee Waiver and/or Reimbursement	[2]	(0.32%)	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.99%	2.74%	1.74%
[1]	Based on estimated amounts for the current fiscal year. The other expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Fund estimates that underlying fund expenses, if presented, would be 0.55%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying funds which range from 10% to 35% of an underlying fund's profits.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31 , 2012, to ensure that t otal annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.99%, 2.74% and 1.74% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Quantitative Managed Futures Strategy Fund (USD $)	1 Year	3 Years
Quantitative Managed Futures Strategy Fund Class A shares	817	1,382
Quantitative Managed Futures Strategy Fund Class C shares	332	1,076
Quantitative Managed Futures Strategy Fund Class I shares	232	781

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES:

 The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

  "Managed Futures" Strategy

  "Fixed Income" Strategy

The Managed Futures strategy is designed to produce returns related to price fluctuations in the commodity markets and financial futures (equity, interest rate and currency) markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles that are trading companies, including commodity pools (collectively, "Underlying Funds"), (5) swap contracts and (6) structured notes.

Each Underlying Fund invests according to its manager's strategy, investing either long or short in one or a combination of: (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy resources, (e) interest rates or (f) metals.  Derivatives are used as substitutes for securities, currencies and commodities and for hedging.  Swap contracts are designed to substitute for one or more Underlying Funds.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  Managed Futures strategy investments will be made without restriction as to the Underlying Fund's country.  Underlying Funds' employ investment styles that rely upon a wide variety of trading strategies that may result in high frequency trading.

The Fund will execute its Managed Futures strategy, in part , by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Funds, swap contract and structured notes.  The Subsidiary is subject to the same investment restrictions as the Fund when viewed on a consolidated basis.

The Fixed Income strategy is designed to generate absolute returns from interest income with less volatility than equity markets by investing primarily in U.S. Dollar-denominated fixed income securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations, (3) U.S. asset-backed securities ("ABS") and (4) U.S. structured notes.  The Fund restricts fixed income securities to those having a short-term rating of prime (highest short-term debt category) by at least two of the three following NRSROs (Nationally Recognized Statistical Rating Organizations, Moody’s Investors Service, Standard and Poor's or Fitch) and/or a long-term rating of investment grade (BBB- or higher) by two NRSROs and cannot be rated lower than prime/investment grade by any NRSRO, or if unrated, determined to be of similar quality.  The fixed income portion of the Fund's portfolio will be invested without restriction as to individual security maturity, but the average duration (a measure of interest rate risk similar to maturity) of the fixed income portfolio will not exceed 5 years.  The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve absolute returns with less volatility than equity markets primarily by: (1) diversifying the Managed Futures strategy investments among securities that are not expected to have returns that are highly correlated to each other or the equity market in general and (2) restricting Fixed Income strategy investments to high-quality instruments with an average portfolio duration less than 5 years that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund s allocat ion between the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy will vary .

ADVISER'S INVESTMENT PROCESS

The adviser's investment process consists of five primary stages: (1) asset allocation, (2) sourcing, (3) evaluation & due diligence of Underlying Funds and their managers, (4) portfolio construction and (5) ongoing portfolio management. A summary of the adviser's process is as follows:

1.

Asset Allocation

  Establish managed futures strategy subsets for portfolio

  Assess correlation characteristics between strategy subsets

  Set target allocation ranges for each strategy subset

2.

Research

  Seek out top-tier Underlying Funds within each strategy subset

  Filtering process determines those Underlying Funds and their managers with distinct and quantifiable edge

3.

Due Diligence

  Thorough evaluation of possible Underlying Funds including their managers

  Rigorous due diligence process includes qualitative, quantitative and risk analyses

4.

Portfolio Design

  Create diversified portfolio of Underlying Funds within initial target allocation ranges across strategy subsets

  Assess portfolio variables: portfolio risk, correlation among Underlying Funds

  Access strategy selected via Underlying Funds

5.

Ongoing Portfolio Management

  Underlying Funds and manager-level assessment of trading activity, market & sector allocations and risk management

  Portfolio-level monitoring of risk, market & sector allocations and strategy subset allocations

  Re-balance among Underlying Funds to remain within target ranges

  Assess new Underlying Funds for portfolio inclusion

The adviser buys securities that it believes offer above-average expected absolute returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER'S INVESTMENT PROCESS

The sub-adviser focuses on meeting the Fund's absolute return and low volatility objectives by structuring a customized portfolio that meets the Fund’s investment and liquidity needs.  The sub-adviser will structure a customized portfolio by applying fundamental yield curve and interest rate analysis to the Fund’s unique cash flow needs, investment parameters and risk/return objectives. The sub-adviser will select fixed income securities using a combination of (1) sector rotation, (2) yield curve analysis and duration management and (3) security structure strategies that it believes will enhance the Fund's returns, while operating within the agreed upon investment parameters specified by the Fund.

  Sector rotation focuses on identifying relative value between different sectors in the fixed income universe.

  Yield curve analysis and duration management focus on selecting securities that maintain the liquidity portion required by the Fund while meeting the needs for longer-term returns.

  Security structure focuses on identifying specific securities that offer the highest yield while analyzing interest rate volatility.

The sub-adviser seeks to provide ample liquidity and optimum yield.  The sub-adviser will use its best endeavors in the management of the assets of the Fund but provides no guarantee that any profit or interest will accrue to the Fund as a result of such management.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

  ABS Risk:  ABS are subject to credit risk because underlying loan borrowers or obligors may default.  Additionally, these securities are subject to prepayment risk because the underlying loans or assets held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying loans or assets.  During periods of declining interest rates, prepayment rates usually increases and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

  Commodity Risk:  Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  The Fund's use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

    Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

    Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

    Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  Additionally, the adviser and sub-adviser have not previously advised a mutual fund.  Underlying Funds in which the Fund invests may be newly formed and have limited operations.

    Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

    Management Risk:  The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

    Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

    Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

    Regulatory Change Risk:  Recently the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

    Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

    Structured Notes Risk:  Structured notes involve leverage risk, tracking risk and issuer default risk.

    Taxation Risk:   By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.   However because the Subsidiary is a controlled foreign corporation, any income received by from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

    Underlying Funds Risk:  Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, and operating expenses and may pay performance-based fees to its manager.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

    Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

PERFORMANCE:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.qmffund.com or by calling 1-855-QMF-FUND.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 22, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 22, 2011
Prospectus Date	rr_ProspectusDate	Jul 22, 2011
Quantitative Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks absolute returns regardless of equity market performance with less volatility than equity markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

  "Managed Futures" Strategy

  "Fixed Income" Strategy

The Managed Futures strategy is designed to produce returns related to price fluctuations in the commodity markets and financial futures (equity, interest rate and currency) markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles that are trading companies, including commodity pools (collectively, "Underlying Funds"), (5) swap contracts and (6) structured notes.

Each Underlying Fund invests according to its manager's strategy, investing either long or short in one or a combination of: (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy resources, (e) interest rates or (f) metals.  Derivatives are used as substitutes for securities, currencies and commodities and for hedging.  Swap contracts are designed to substitute for one or more Underlying Funds.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  Managed Futures strategy investments will be made without restriction as to the Underlying Fund's country.  Underlying Funds' employ investment styles that rely upon a wide variety of trading strategies that may result in high frequency trading.

The Fund will execute its Managed Futures strategy, in part , by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Funds, swap contract and structured notes.  The Subsidiary is subject to the same investment restrictions as the Fund when viewed on a consolidated basis.

The Fixed Income strategy is designed to generate absolute returns from interest income with less volatility than equity markets by investing primarily in U.S. Dollar-denominated fixed income securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations, (3) U.S. asset-backed securities ("ABS") and (4) U.S. structured notes.  The Fund restricts fixed income securities to those having a short-term rating of prime (highest short-term debt category) by at least two of the three following NRSROs (Nationally Recognized Statistical Rating Organizations, Moody’s Investors Service, Standard and Poor's or Fitch) and/or a long-term rating of investment grade (BBB- or higher) by two NRSROs and cannot be rated lower than prime/investment grade by any NRSRO, or if unrated, determined to be of similar quality.  The fixed income portion of the Fund's portfolio will be invested without restriction as to individual security maturity, but the average duration (a measure of interest rate risk similar to maturity) of the fixed income portfolio will not exceed 5 years.  The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve absolute returns with less volatility than equity markets primarily by: (1) diversifying the Managed Futures strategy investments among securities that are not expected to have returns that are highly correlated to each other or the equity market in general and (2) restricting Fixed Income strategy investments to high-quality instruments with an average portfolio duration less than 5 years that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund s allocat ion between the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy will vary .

ADVISER'S INVESTMENT PROCESS

The adviser's investment process consists of five primary stages: (1) asset allocation, (2) sourcing, (3) evaluation & due diligence of Underlying Funds and their managers, (4) portfolio construction and (5) ongoing portfolio management. A summary of the adviser's process is as follows:

1.

Asset Allocation

  Establish managed futures strategy subsets for portfolio

  Assess correlation characteristics between strategy subsets

  Set target allocation ranges for each strategy subset

2.

Research

  Seek out top-tier Underlying Funds within each strategy subset

  Filtering process determines those Underlying Funds and their managers with distinct and quantifiable edge

3.

Due Diligence

  Thorough evaluation of possible Underlying Funds including their managers

  Rigorous due diligence process includes qualitative, quantitative and risk analyses

4.

Portfolio Design

  Create diversified portfolio of Underlying Funds within initial target allocation ranges across strategy subsets

  Assess portfolio variables: portfolio risk, correlation among Underlying Funds

  Access strategy selected via Underlying Funds

5.

Ongoing Portfolio Management

  Underlying Funds and manager-level assessment of trading activity, market & sector allocations and risk management

  Portfolio-level monitoring of risk, market & sector allocations and strategy subset allocations

  Re-balance among Underlying Funds to remain within target ranges

  Assess new Underlying Funds for portfolio inclusion

The adviser buys securities that it believes offer above-average expected absolute returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER'S INVESTMENT PROCESS

The sub-adviser focuses on meeting the Fund's absolute return and low volatility objectives by structuring a customized portfolio that meets the Fund’s investment and liquidity needs.  The sub-adviser will structure a customized portfolio by applying fundamental yield curve and interest rate analysis to the Fund’s unique cash flow needs, investment parameters and risk/return objectives. The sub-adviser will select fixed income securities using a combination of (1) sector rotation, (2) yield curve analysis and duration management and (3) security structure strategies that it believes will enhance the Fund's returns, while operating within the agreed upon investment parameters specified by the Fund.

  Sector rotation focuses on identifying relative value between different sectors in the fixed income universe.

  Yield curve analysis and duration management focus on selecting securities that maintain the liquidity portion required by the Fund while meeting the needs for longer-term returns.

  Security structure focuses on identifying specific securities that offer the highest yield while analyzing interest rate volatility.

The sub-adviser seeks to provide ample liquidity and optimum yield.  The sub-adviser will use its best endeavors in the management of the assets of the Fund but provides no guarantee that any profit or interest will accrue to the Fund as a result of such management.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

  ABS Risk:  ABS are subject to credit risk because underlying loan borrowers or obligors may default.  Additionally, these securities are subject to prepayment risk because the underlying loans or assets held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying loans or assets.  During periods of declining interest rates, prepayment rates usually increases and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

  Commodity Risk:  Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  The Fund's use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

    Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

    Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

    Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  Additionally, the adviser and sub-adviser have not previously advised a mutual fund.  Underlying Funds in which the Fund invests may be newly formed and have limited operations.

    Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

    Management Risk:  The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

    Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

    Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

    Regulatory Change Risk:  Recently the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

    Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

    Structured Notes Risk:  Structured notes involve leverage risk, tracking risk and issuer default risk.

    Taxation Risk:   By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.   However because the Subsidiary is a controlled foreign corporation, any income received by from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

    Underlying Funds Risk:  Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, and operating expenses and may pay performance-based fees to its manager.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

    Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.qmffund.com or by calling 1-855-QMF-FUND.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-QMF-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.qmffund.com
Quantitative Managed Futures Strategy Fund | Quantitative Managed Futures Strategy Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	817
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,382
Quantitative Managed Futures Strategy Fund | Quantitative Managed Futures Strategy Fund Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,076
Quantitative Managed Futures Strategy Fund | Quantitative Managed Futures Strategy Fund Class I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	781

[1]	Based on estimated amounts for the current fiscal year. The other expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Fund estimates that underlying fund expenses, if presented, would be 0.55%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying funds which range from 10% to 35% of an underlying fund's profits.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31 , 2012, to ensure that t otal annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.99%, 2.74% and 1.74% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.